Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Qutoutiao Inc.
Entity Central Index Key	0001733298
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-38644
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building No. 8
Entity Address, Address Line Two	Shanghai Pudong Software Park
Entity Address, Address Line Three	519 Yi De Road, Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200124
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Building No. 8
Entity Address, Address Line Two	Shanghai Pudong Software Park
Entity Address, Address Line Three	519 Yi De Road, Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200124
Contact Personnel Name	Mr. Xiaolu Zhu, Chief Financial Officer
City Area Code	86-21
Local Phone Number	5889-0398
Contact Personnel Email Address	ir@qutoutiao.net
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,812,245
Title of each class	Class A Ordinary Shares, par value US$0.0001 per share
Name of each exchange on which registered	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	32,937,193
ADR [Member]
Document Information [Line Items]
Title of each class	American Depositary Shares, every four representing one Class A ordinary shares
Trading Symbol(s)	QTT
Name of each exchange on which registered	NASDAQ